DEBT - Narrative (Details) - EUR (€)					1 Months Ended
	May 21, 2024	Jul. 29, 2021	May 27, 2020	Jul. 31, 2019	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt						€ 3,351,888,000	€ 2,477,186,000	€ 2,811,779,000
Funding limit						550,000,000	600,000,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit						53,644,000	31,820,000
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Debt						414,633,000	290,930,000	113,165,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)			1.50%
Principal amount			€ 650,000,000		€ 199,037,000
Borrowings, issue price (percent)			98.898%
Proceeds from bonds			€ 640,073,000
Borrowings, yield to maturity (percent)			1.732%
Voluntary prepayments made					€ 191,097,000
Debt						454,449,000	453,027,000
Accrued interest						4,059,000	4,097,000
2030 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	3.625%
Principal amount	€ 500,000,000
Borrowings, issue price (percent)	99.677%
Proceeds from bonds	€ 496,145,000
Borrowings, yield to maturity (percent)	3.686%
Debt						507,678,000
Accrued interest						11,173,000
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds				€ 298,316,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)				1.12%
Principal amount				€ 150,000,000
Debt						150,302,000	150,218,000
Accrued interest						700,000	700,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)				1.27%
Debt						150,315,000	150,246,000
Accrued interest						794,000	794,000
2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		0.91%
Principal amount		€ 150,000,000
Proceeds from bonds		€ 149,495,000
Debt						150,229,000	150,182,000
Accrued interest						576,000	587,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Debt						€ 126,270,000	€ 73,047,000	€ 57,423,000